Equity - Summary of Restricted Share Units ("RSU") (Details) - Restricted Stock Units (RSUs) [Member] - Equity Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Balance at beginning	3,838,865	0
Granted	10,662,754	4,031,528
Vested	(2,188,669)	(98,406)
Forfeited	(1,747,698)	(94,257)
Balance at ending	10,565,252	3,838,865
Weighted average exercise price
Balance at beginning	$ 5.14
Granted	1.12	$ 5.21
Vested	3.42	7.67
Forfeited	3.91	5.6
Balance at ending	$ 1.65	$ 5.14